Operating Assets and Liabilities - Property and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period	[1]	$ 137	$ 142
Cost at end of period		153	137	[1]
Gross carrying value
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		254	242
Additions for the year		46	30
Acquisitions through business combinations			8
Transfers between the classes		0	0
Disposals for the year		(11)	(14)
Exchange rate adjustment		21	(12)
Cost at end of period		310	254
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		(117)	(100)
Depreciation for the year		(38)	(34)
Exchange rate adjustment		(13)	5
Accumulated depreciation on disposals		11	12
Cost at end of period		(157)	(117)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		63
Cost at end of period		84	63
Leasehold improvements | Gross carrying value
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		101	101
Additions for the year		8	1
Acquisitions through business combinations			2
Transfers between the classes		23	1
Disposals for the year		(6)	(1)
Exchange rate adjustment		6	(3)
Cost at end of period		132	101
Leasehold improvements | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		(38)	(29)
Depreciation for the year		(13)	(11)
Exchange rate adjustment		(3)	1
Accumulated depreciation on disposals		6	1
Cost at end of period		(48)	(38)
Equipment, furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		60
Cost at end of period		66	60
Equipment, furniture and fixtures | Gross carrying value
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		139	135
Additions for the year		9	12
Acquisitions through business combinations			6
Transfers between the classes		18	6
Disposals for the year		(5)	(12)
Exchange rate adjustment		14	(8)
Cost at end of period		175	139
Equipment, furniture and fixtures | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		(79)	(71)
Depreciation for the year		(25)	(23)
Exchange rate adjustment		(10)	4
Accumulated depreciation on disposals		5	11
Cost at end of period		(109)	(79)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		14
Cost at end of period		3	14
Assets under construction | Gross carrying value
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		14	6
Additions for the year		29	17
Acquisitions through business combinations			0
Transfers between the classes		(41)	(7)
Disposals for the year		0	(1)
Exchange rate adjustment		1	(1)
Cost at end of period		3	14
Assets under construction | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at beginning of period		0	0
Depreciation for the year		0	0
Exchange rate adjustment		0	0
Accumulated depreciation on disposals		0	0
Cost at end of period		$ 0	$ 0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.